Commitments and contingencies - Future minimum payments, Leases (Details) - Mar. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and contingencies
2020	$ 327	¥ 2,196
2021	273	1,832
2022	224	1,500
2023	168	1,125
Total payments	$ 992	¥ 6,653